Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® II Portfolio
March 31, 2025
VIPFLI-II-NPRT1-0525
1.830295.119
Bond Funds - 59.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	393,587	3,644,613
Fidelity International Bond Index Fund (a)	92,073	854,434
Fidelity Long-Term Treasury Bond Index Fund (a)	94,358	898,291
VIP High Income Portfolio - Investor Class (a)	64,871	304,896
VIP Investment Grade Bond II Portfolio - Investor Class (a)	995,117	9,423,761
TOTAL BOND FUNDS (Cost $15,788,601)		15,125,995

Domestic Equity Funds - 13.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	11,776	618,850
VIP Equity Income Portfolio - Investor Class (a)	18,705	505,046
VIP Growth & Income Portfolio - Investor Class (a)	23,051	691,768
VIP Growth Portfolio - Investor Class (a)	11,784	1,023,785
VIP Mid Cap Portfolio - Investor Class (a)	4,778	158,007
VIP Value Portfolio - Investor Class (a)	19,885	351,570
VIP Value Strategies Portfolio - Investor Class (a)	12,562	174,114
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,165,740)		3,523,140

International Equity Funds - 16.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	120,181	1,463,800
VIP Overseas Portfolio - Investor Class (a)	100,277	2,676,397
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,871,211)		4,140,197

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,480,810)	4.14	2,480,810	2,480,810

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,306,362)	25,270,142
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	25,270,141

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	3,653,389	43,329	201,982	-	(20,438)	170,315	3,644,613	393,587
Fidelity International Bond Index Fund	867,424	19,459	30,686	-	(699)	(1,064)	854,434	92,073
Fidelity Long-Term Treasury Bond Index Fund	836,058	61,274	31,811	8,159	(56)	32,826	898,291	94,358
VIP Contrafund Portfolio - Investor Class	652,726	63,456	44,532	19,847	(1,619)	(51,181)	618,850	11,776
VIP Emerging Markets Portfolio - Investor Class	1,624,010	48,483	309,396	-	27,370	73,333	1,463,800	120,181
VIP Equity Income Portfolio - Investor Class	532,591	22,435	63,776	3,918	(1,341)	15,137	505,046	18,705
VIP Government Money Market Portfolio - Investor Class	2,581,462	130,158	230,810	25,654	-	-	2,480,810	2,480,810
VIP Growth & Income Portfolio - Investor Class	730,727	37,894	70,626	7,039	(1,824)	(4,403)	691,768	23,051
VIP Growth Portfolio - Investor Class	1,081,755	89,117	47,342	12,452	(2,666)	(97,079)	1,023,785	11,784
VIP High Income Portfolio - Investor Class	307,222	4,997	8,645	649	(773)	2,095	304,896	64,871
VIP Investment Grade Bond II Portfolio - Investor Class	9,217,327	311,777	367,312	2,029	(5,626)	267,595	9,423,761	995,117
VIP Mid Cap Portfolio - Investor Class	167,677	20,225	11,926	7,376	(251)	(17,718)	158,007	4,778
VIP Overseas Portfolio - Investor Class	2,502,752	145,171	101,562	28,488	(131)	130,167	2,676,397	100,277
VIP Value Portfolio - Investor Class	374,248	26,399	25,364	13,854	(598)	(23,115)	351,570	19,885
VIP Value Strategies Portfolio - Investor Class	186,018	15,556	10,058	3,317	(369)	(17,033)	174,114	12,562
	25,315,386	1,039,730	1,555,828	132,782	(9,021)	479,875	25,270,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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